Fair Value Measurements (Recurring Fair Value Measurement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	$ 44,681		$ (2,746)
Purchases	0		51,534		0
Investment accretion	(3,111)		1,668
Unrealized (losses) gains included in earnings	48	[1]	48	[1]
Realized gains (losses) included in earnings	0		0
Unrealized gains (losses) included in equity and partners' capital	(3,433)		5,727
Fair Value, Ending Balance	51,177		44,681		(2,746)
Fair Value, Inputs, Level 2 [Member] | Available for sale [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	51,693	[2]		[2]
Purchases			51,534	[2]
Investment accretion	(3,111)	[2]	(1,668)	[2]
Unrealized (losses) gains included in earnings		[1],[2]		[1],[2]
Realized gains (losses) included in earnings	0	[2]		[2]
Unrealized gains (losses) included in equity and partners' capital	(4,341)	[2]	1,509	[2]
Fair Value, Ending Balance	59,145	[2]	51,693	[2]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	(7,012)	[3]	(2,746)	[3]
Purchases				[3]
Investment accretion		[3]		[3]
Unrealized (losses) gains included in earnings	48	[1],[3]	48	[1],[3]
Realized gains (losses) included in earnings	0	[3]		[3]
Unrealized gains (losses) included in equity and partners' capital	908	[3]	4,218	[3]
Fair Value, Ending Balance	(7,968)	[3]	(7,012)	[3]
Fair Value Inputs Level 3 [Member] | Total rate of return swaps [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	(5,841)	[4]	(19,542)	[4]
Purchases				[4]
Investment accretion		[4]		[4]
Unrealized (losses) gains included in earnings	(3,260)	[1],[4]	(13,701)	[1],[4]
Realized gains (losses) included in earnings	0	[4]		[4]
Unrealized gains (losses) included in equity and partners' capital		[4]		[4]
Fair Value, Ending Balance	(2,581)	[4]	(5,841)	[4]
Fair Value Inputs Level 3 [Member] | Debt Subject to Total Return Swaps [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	5,841	[5]	19,542	[5]
Purchases				[5]
Investment accretion		[5]		[5]
Unrealized (losses) gains included in earnings	3,260	[1],[5]	13,701	[1],[5]
Realized gains (losses) included in earnings	0	[5]		[5]
Unrealized gains (losses) included in equity and partners' capital		[5]		[5]
Fair Value, Ending Balance	$ 2,581	[5]	$ 5,841	[5]

[1]	Unrealized gains (losses) for the TRR swaps and TRR debt relate to periodic revaluations of fair value and have not resulted from the settlement of a swap position as we have not historically incurred any termination payments upon settlement. These unrealized gains (losses) are included in interest expense in the accompanying consolidated statements of operations.
[2]	Our investments classified as AFS are presented within other assets in the accompanying consolidated balance sheets. We estimate the fair value of these investments using an income and market approach with primarily observable inputs, including yields and other information regarding similar types of investments, and adjusted for certain unobservable inputs specific to these investments. We are accreting the discount to the $100.9 million face value of the investments into interest income using the effective interest method over the remaining expected term of the investments, which, as of December 31, 2012, was approximately 8.5 years. Our amortized cost basis for these investments, which represents the original cost adjusted for interest accretion less interest payments received, was $56.3 million and $53.2 million at December 31, 2012 and 2011, respectively.
[3]	The fair value of IR swaps is estimated using an income approach with primarily observable inputs including information regarding the hedged variable cash flows and forward yield curves relating to the variable interest rates on which the hedged cash flows are based.
[4]	TRR swaps have contractually-defined termination values generally equal to the difference between the fair value and the counterparty’s purchased value of the underlying borrowings. We calculate the termination value, which we believe is representative of the fair value, of total rate of return swaps using a market approach by reference to estimates of the fair value of the underlying borrowings, which are discussed below, and an evaluation of potential changes in the credit quality of the counterparties to these arrangements.
[5]	This represents changes in fair value of debt subject to TRR swaps. We estimate the fair value of debt instruments using an income and market approach, including comparison of the contractual terms to observable and unobservable inputs such as market interest rate risk spreads, contractual interest rates, remaining periods to maturity, collateral quality and loan-to-value ratios on similarly encumbered assets within our portfolio. We handle a large volume of financing transactions annually and use pricing information obtained during the financing process to evaluate market pricing information for reasonableness.